CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net Loss from continuing operations	$ (5,654,000)	(34,229,000)	(16,991,000)	(11,514,000)
Income from discontinued operations				31,977,000
Depreciation of property and equipment	9,891,000	59,876,000	59,890,000	67,351,000
Amortization of acquired intangible assets and land use right	313,000	1,892,000		536,000
Allowance for doubtful accounts	3,918,000	23,722,000	22,736,000	2,786,000
Impairment of an available for sales	201,000	1,217,000	0	0
Loss/ (gain) from disposal of property and equipment	(270,000)	(1,637,000)	939,000	4,852,000
Deferred tax (benefit)/ expense	2,165,000	13,104,000	(11,197,000)	(2,043,000)
Interest expense	314,000	1,899,000	1,340,000	4,616,000
Foreign exchange loss	546,000	3,308,000	1,481,000	4,411,000
Gain from sale of available-for-sale investments	(233,000)	(1,413,000)	(224,000)
Share-based compensation	1,957,000	11,852,000	16,088,000	26,956,000
Post-acquisition settlement consideration (Note 4(a))				7,158,000
Gain on disposal of Shanghai JNet (Note 4(b))				(30,716,000)
Changes in operating assets and liabilities:
Accounts receivable	(16,476,000)	(99,739,000)	(97,635,000)	(56,643,000)
Prepaid expense and other current assets	(3,189,000)	(19,309,000)	(7,831,000)	(17,891,000)
Long term deposits and other non-current assets	(5,283,000)	(31,982,000)
Amounts due to (from) related parties	1,371,000	8,299,000	(7,596,000)
Accounts payable	16,081,000	97,351,000	46,781,000	5,457,000
Accrued employee benefits	1,295,000	7,838,000	5,606,000	5,969,000
Deferred government grant	3,469,000	21,000,000	3,360,000
Accrued expenses and other payables	11,649,000	70,526,000	10,068,000	(9,372,000)
Income tax payable	(2,005,000)	(12,138,000)	5,083,000	24,776,000
Net cash provided by operating activities	20,060,000	121,437,000	31,898,000	58,666,000
Cash flows from investing activities:
Purchases of property and equipment	(16,176,000)	(97,926,000)	(102,391,000)	(77,563,000)
Cash paid for long term deposits			(10,000,000)
Cash paid for entrusted loan	(1,030,000)	(6,233,000)
Cash received from entrusted loan	1,030,000	6,233,000
Deconsolidation of a consolidated VIE				(2,204,000)
Cash paid pursuant to post-acquisition settlement consideration agreement				(4,286,000)
Cash paid for long term investment (Note 10)	(1,043,000)	(6,314,000)	(6,000,000)	(9,136,000)
Cash paid for available-for-sale investments (Note 11)	(2,022,000)	(12,240,000)		(99,190,000)
Cash received from sale of available-for-sale investments (Note 11)	9,459,000	57,260,000	18,582,000
Cash paid for land use right (Note 9)	(6,885,000)	(41,678,000)
Cash paid for cloud infrastructure construction in progress (Note 9)	(2,021,000)	(12,236,000)
Proceeds from disposal of property and equipment	43,000	262,000	207,000
Net cash used in investing activities	(18,645,000)	(112,872,000)	(99,602,000)	(192,379,000)
Cash flows from financing activities:
Proceeds from bank borrowings (Note 12)	9,911,000	60,000,000
Proceeds from employee share options exercised	2,591,000	15,683,000	3,351,000	4,019,000
Restricted cash (Note 12)	(9,911,000)	(60,000,000)
Payment for repurchase of ordinary shares			(9,463,000)	(63,631,000)
Payment of dividend			(130,000)
Net cash (used in)/ provided by financing activities	2,591,000	15,683,000	(6,242,000)	(59,612,000)
Net (decrease)/ increase in cash and cash equivalents	4,006,000	24,248,000	(73,946,000)	(193,325,000)
Cash and cash equivalents at beginning of the year	52,387,000	317,137,000	392,535,000	592,706,000
Effect of foreign exchange rate changes on cash	(544,000)	(3,293,000)	(1,452,000)	(6,846,000)
Cash and cash equivalents at end of the year	55,849,000	338,092,000	317,137,000	392,535,000
Supplemental disclosures of cash flow information:
Income taxes paid	949,000	5,748,000	8,945,000	8,129,000
Interest paid	278,000	1,685,000	36,000	539,000
Interest received	415,000	2,513,000	1,844,000	2,233,000
Supplemental disclosures of non-cash activities:
Acquisition of property and equipment included in accrued expenses and other payables	$ (4,399,000)	(26,629,000)	(8,267,000)	(14,304,000)